Retirement Benefits (Narrative) (Detail) (USD $)	3 Months Ended			12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Pension Plans, Defined Benefit	Sep. 30, 2012 Pension Plans, Defined Benefit	Dec. 31, 2012 Pension Plans, Defined Benefit	Dec. 31, 2011 Pension Plans, Defined Benefit	Dec. 31, 2010 Pension Plans, Defined Benefit	Dec. 31, 2012 Pension Plans, Defined Benefit Invested In Certain Mutual Funds [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit Invested In Certain Mutual Funds [Member]	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit	Sep. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit Invested In Certain Mutual Funds [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit Invested In Certain Mutual Funds [Member]	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit Unitized Mutual Funds [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit Unitized Mutual Funds [Member]	Dec. 31, 2012 International Companies [Member]	Dec. 31, 2011 International Companies [Member]	Dec. 31, 2012 International Companies [Member] Unitized Mutual Funds [Member]	Dec. 31, 2011 International Companies [Member] Unitized Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 33,000,000			$ 272,000,000			$ 277,000,000	$ 525,000,000						$ 97,000,000	$ 121,000,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments			1,800,000,000
Super Saver 401(k) Company Match		5.50%		5.50%
Pilot Super Saver 401k Company Match		14.00%		14.00%
Defined Benefit Plan, Expected Long-term Return on Assets				8.00%			8.25%	8.50%						8.25%	8.50%
Defined Benefit Plan, Actual Plan Asset Allocations																					16.00%	18.00%	28.00%	27.00%
Fair value of plan assets					9,065,000,000		9,065,000,000	8,132,000,000	7,773,000,000	259,000,000	143,000,000	211,000,000		211,000,000	205,000,000	234,000,000	208,000,000	203,000,000	202,000,000	201,000,000
The estimated net loss and prior service cost for the defined benefit pension plans							77,000,000							(9,000,000)
Annualized ten-year rate of return on plan assets				10.15%
Define benefit plan obligation to return collateral on loaned securities, net		0		0
Receivables And Payables for Foreign Currency Contracts, Net, Not Included in Fair Value of Plan Assets		2,000,000		2,000,000
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate					4.10%	5.20%		5.80%				3.80%	4.89%		5.69%
Defined Benefit Plans, Actuarial Loss at Remeasurement			(1,900,000,000)
Recognized Unamortized Prior Service Cost			(58,000,000)
Retiree Medical Plan, Plan Amendment Gain			1,900,000,000
Amortization period in years		8
Retiree Medical Plan, Net Gain Loss at Remeasurement			124,000,000
Recognized Unamortized Prior Service Cost - Retiree Medical			157,000,000
Retiree Medical Plan, Curtailment Gain Loss			$ (33,000,000)